1. Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
1. Significant Accounting Policies

The accounting policies of Community Bancorp. and Subsidiary ("Company") are in conformity, in all material respects, with accounting principles generally accepted in the United States of America (“US GAAP”) and general practices within the banking industry. The following is a description of the Company’s significant accounting policies.

Basis of presentation and consolidation

The consolidated financial statements include the accounts of Community Bancorp. and its wholly-owned subsidiary, Community National Bank ("Bank"). All significant intercompany accounts and transactions have been eliminated. The Company is considered a “smaller reporting company” under applicable disclosure rules of the Securities and Exchange Commission and accordingly, has elected to provide its audited statements of income, comprehensive income, cash flows and changes in shareholders’ equity for a two year, rather than a three year, period.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 810, “Consolidation”, in part, addresses limited purpose trusts formed to issue trust preferred securities. It also establishes the criteria used to identify variable interest entities (“VIE”) and to determine whether or not to consolidate a VIE. In general, ASC Topic 810 provides that the enterprise with the controlling financial interest, known as the primary beneficiary, consolidates the VIE. In 2007 the Company formed CMTV Statutory Trust I for the purposes of issuing trust preferred securities to unaffiliated parties and investing the proceeds from the issuance thereof and the common securities of the trust in junior subordinated debentures issued by the Company. The Company is not the primary beneficiary of CMTV Statutory Trust I; accordingly, the trust is not consolidated with the Company for financial reporting purposes. CMTV Statutory Trust I is considered an affiliate of the Company (see Note 10).

In December 2011, the Company formed a limited liability company (“LLC”) to facilitate its purchase of federal New Markets Tax Credits (“NMTC”) under an investment structure designed by a local community development entity. Management has evaluated the Company’s interest in the LLC under the ASC guidance relating to VIEs in light of the overall structure and purpose of the NMTC financing transaction and has concluded that the LLC should not be consolidated in the Company’s financial statements for financial reporting purposes, as the Company is not the primary beneficiary of the NMTC structure, does not exercise control within the overall structure and is not obligated to absorb a majority of any losses of the NMTC structure.

Nature of operations

The Company provides a variety of deposit and lending services to individuals, municipalities, and corporate customers through its branches, ATMs and telephone and internet banking capabilities in northern and central Vermont, which is primarily a small business and agricultural area. The Company's primary deposit products are checking and savings accounts and certificates of deposit. Its primary lending products are commercial, real estate, municipal and consumer loans.

Concentration of risk

The Company's operations are affected by various risk factors, including interest rate risk, credit risk, and risk from geographic concentration of its deposit taking and lending activities. Management attempts to manage interest rate risk through various asset/liability management techniques designed to match maturities and repricing of assets and liabilities. Loan policies and administration are designed to provide assurance that loans will only be granted to creditworthy borrowers, although credit losses are expected to occur because of subjective factors and factors beyond the control of the Company. While the Company has a diversified loan portfolio by loan type, most of its lending activities are conducted within the geographic area where its banking offices are located. As a result, the Company and its borrowers may be especially vulnerable to the consequences of changes in the local economy in northern and central Vermont. In addition, a substantial portion of the Company's loans are secured by real estate, which is susceptible to a decline in value, especially during times of adverse economic conditions.

Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates and assumptions involve inherent uncertainties. Accordingly, actual results could differ from those estimates and those differences could be material.

Material estimates that are particularly susceptible to significant change relate to the determination of the allowance for loan losses and the valuation of OREO. In connection with evaluating loans for impairment or assigning the carrying value of OREO, management generally obtains independent evaluations or appraisals for significant properties. While the allowances for loan losses and OREO represent management's best estimate of probable loan and OREO losses as of the balance sheet date, the ultimate collectibility of a substantial portion of the Company's loan portfolio and the recovery of a substantial portion of the fair value of OREO are susceptible to uncertainties and changes in a number of factors, especially local real estate market conditions. The amount of the change that is reasonably possible cannot be estimated.

While management uses available information to recognize losses on loans and OREO, future additions to the allowances may be necessary based on changes in local economic conditions or other relevant factors. In addition, regulatory agencies, as an integral part of their examination process, periodically review the Company's allowances for losses on loans and OREO. Such agencies may require the Company to recognize additions to the allowances based on their judgment about information available to them at the time of their examination.

Mortgage servicing rights associated with loans originated and sold in the secondary market, where servicing is retained, are capitalized and included in other assets in the consolidated balance sheets. Mortgage servicing rights are amortized into non-interest income in proportion to, and over the period of, estimated future net servicing income of the underlying loans. The value of capitalized servicing rights represents the present estimated value of the future servicing fees arising from the right to service loans in the portfolio. The carrying value of the mortgage servicing rights is periodically reviewed for impairment based on a determination of estimated fair value as compared to amortized cost, and impairment, if any, is recognized through a valuation allowance and is recorded as a write down. Critical accounting policies for mortgage servicing rights relate to the initial valuation and subsequent impairment tests. The methodology used to determine the valuation of mortgage servicing rights requires the development and use of a number of estimates, including anticipated principal amortization and prepayments of that principal balance. Events that may significantly affect the estimates used are changes in interest rates and the payment performance of the underlying loans.

Management evaluates securities for other-than-temporary impairment on at least a quarterly basis, and more frequently when economic or market conditions warrant such evaluation. Consideration is given to various factors, including the length of time and the extent to which the fair value has been less than cost; the nature of the issuer and its financial condition and near-term prospects; and the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value. The evaluation of these factors is a subjective process and involves estimates and assumptions about matters that are inherently uncertain. Should actual factors and conditions differ materially from those used by management, the actual realization of gains or losses on investment securities could differ materially from the amounts recorded in the financial statements.

Management utilizes numerous techniques to estimate the carrying value of various other assets held by the Company, including, but not limited to, bank premises and equipment and deferred taxes. The assumptions considered in making these estimates are based on historical experience and on various other factors that are believed by management to be reasonable under the circumstances. Management acknowledges that the use of different estimates or assumptions could produce different estimates of carrying values.

Accounting for a business combination that was completed prior to 2009 requires the application of the purchase method of accounting. Under the purchase method, the Company was required to record the assets and liabilities acquired through the LyndonBank merger in 2007 at fair market value, with the excess of the purchase price over the fair market value of the net assets recorded as goodwill and evaluated annually for impairment. The determination of the fair value of the acquired LyndonBank assets and liabilities requires the use of numerous assumptions, including discount rates, changes in which could significantly affect fair values.

Presentation of cash flows

For purposes of presentation in the consolidated statements of cash flows, cash and cash equivalents includes cash on hand, amounts due from banks (including cash items in process of clearing), federal funds sold (generally purchased and sold for one day periods) and overnight deposits.

Investment securities

Securities the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity and reported at amortized cost. Debt and equity securities not classified as held-to-maturity are classified as available-for-sale. Investments classified as available-for-sale are carried at fair value, with unrealized gains and losses, net of tax and reclassification adjustments, reflected as a net amount in the statements of changes in shareholders’ equity. Investment securities transactions are accounted for on a trade date basis. The specific identification method is used to determine realized gains and losses on sales of securities available-for-sale. Premiums and discounts are recognized in interest income using the interest method over the period to maturity or call date. The Company does not hold any securities purchased for the purpose of selling in the near term and classified as trading.

Declines in the fair value of individual equity securities that are deemed to be other than temporary are reflected in earnings when identified. For individual debt securities where the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, the other-than-temporary decline in the fair value of the debt security related to (1) credit loss is recognized in earnings and (2) other factors is recognized in other comprehensive income or loss. Credit loss is deemed to exist if the present value of expected future cash flows using the interest rates at acquisition is less than the amortized cost basis of the debt security. For individual debt securities where the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost, the other-than-temporary impairment is recognized in earnings equal to the entire difference between the security’s cost basis and its fair value at the balance sheet date.

Other investments

On December 19, 2011, the Company made an equity investment in a NMTC financing structure, as discussed further in Note 7 of this report. The Company’s investment in the NMTC is amortized using the effective yield method.

The Company acquires partnership interests in limited partnerships for low income housing projects. The investments in limited partnerships are amortized using the effective yield method.

The Company has a one-third ownership interest in Community Financial Services Group, LLC (“CFSG”), a non-depository trust company, as discussed further in Note 7 of this report. The Company's investment in CFSG is accounted for under the equity method of accounting.

Restricted equity securities

Restricted equity securities are comprised of Federal Reserve Bank stock and Federal Home Loan Bank stock. These securities are carried at cost. As a member of the Federal Reserve Bank of Boston (“FRBB”), the Company is required to invest in FRBB stock in an amount equal to 6% of the Bank's capital stock and surplus.

As a member of the Federal Home Loan Bank of Boston (“FHLBB”), the Company is required to invest in $100 par value stock of the FHLBB in an amount that approximates 1% of unpaid principal balances on qualifying loans, plus an additional amount to satisfy an activity based requirement. The stock is nonmarketable and redeemable at par value, subject to the FHLBB’s right to temporarily suspend such redemptions. Members are subject to capital calls in some circumstances to ensure compliance with the FHLBB’s capital plan.

Loans held-for-sale

Loans originated and intended for sale in the secondary market are carried at the lower of cost or estimated fair value in the aggregate. Net unrealized losses, if any, are recognized through a valuation allowance by charges to income.

Loans

Loans receivable that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off are reported at their outstanding principal adjusted for any charge-offs, the allowance for loan losses, loan premiums or discounts for acquired loans and any unearned fees or costs on originated loans.

Loan interest income is accrued daily on the outstanding balances. On all classes of loans the accrual of interest is discontinued when a loan is specifically determined to be impaired or when the loan is delinquent 90 days and management believes, after considering collection efforts and other factors, that the borrower's financial condition is such that collection of interest is doubtful. Any unpaid interest previously accrued on those loans is reversed from income. Interest income is generally not recognized on specific impaired loans unless the likelihood of further loss is remote. Interest payments received on impaired loans are generally applied as a reduction of the loan principal balance. Loans are returned to accrual status when principal and interest payments are brought current and the customer has demonstrated the ability to make future payments on a timely basis. Loans are written down or charged off when collection of principal is considered doubtful. Past due status is determined on a contractual basis.

Loan origination and commitment fees and certain direct loan origination costs are deferred and the net amount amortized as an adjustment of the related loan's yield. The Company generally amortizes these amounts over the contractual life of the loans.

Loan premiums and discounts on loans acquired in the merger with LyndonBank are amortized as an adjustment to yield over the life of the loans.

Allowance for loan losses

The allowance for loan losses is established through a provision for loan losses charged to earnings. Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is probable. Subsequent recoveries, if any, are credited to the allowance.

As described below, the allowance consists of general, specific and unallocated components. However, the entire allowance is available to absorb losses in the loan portfolio, regardless of specific, general and unallocated components considered in determining the amount of the allowance.

General component

The general component of the allowance for loan losses is based on historical loss experience, adjusted for qualitative factors and stratified by the following loan segments: commercial and industrial, commercial real estate, residential real estate first (“1st”) lien, residential real estate junior (“Jr”) lien and consumer loans. The Company does not disaggregate its portfolio segments further into classes. Loss ratios are calculated by loan segment for one year, two year and five year look back periods. The highest loss ratio among these look-back periods is then applied against the respective segment. Management uses an average of historical losses based on a time frame appropriate to capture relevant loss data for each loan segment. This historical loss factor is adjusted for the following qualitative factors: levels of and trends in delinquencies and non-performing loans, levels of and trends in loan risk groups, trends in volumes and terms of loans, effects of any changes in loan related policies, experience, ability and the depth of management, documentation and credit data exception levels, national and local economic trends, external factors such as competition and regulation and lastly, concentrations of credit risk in a variety of areas, including portfolio product mix, the level of loans to individual borrowers and their related interests, loans to industry segments, and the geographic distribution of commercial real estate loans. This evaluation is inherently subjective as it requires estimates that are susceptible to revision as more information becomes available.

During the fourth quarter of 2011 the Company modified its allowance methodology by further segmenting the residential real estate portfolio into 1st lien residential mortgages and Jr lien residential mortgages, also known as home equity loans. No additional allowance was estimated as the modification was made to allow the Company to more closely monitor and appropriately reserve for the risk inherent with home equity lending, given the modest repayment requirements, relaxed documentation compared to first lien residential mortgage loans, higher loan to value ratios, subordinate lien position, and recent decline of home property values. No changes in the Company’s policies or methodology pertaining to the general component for loan losses were made during 2012.

The qualitative factors are determined based on the various risk characteristics of each loan segment. The Company has policies, procedures and internal controls that management believes are commensurate with the risk profile of each of these segments. Major risk characteristics relevant to each portfolio segment are as follows:

Commercial & Industrial – Loans in this segment include commercial and industrial loans and to a lesser extent loans to finance agricultural production. Commercial loans are made to businesses and are generally secured by assets of the business, including trade assets and equipment. While not the primary collateral, in many cases these loans may also be secured by the real estate of the business. Repayment is expected from the cash flows of the business. A weakened economy, soft consumer spending, unfavorable foreign trade conditions and the rising cost of labor or raw materials are examples of issues that can impact the credit quality in this segment.

Commercial Real Estate – Loans in this segment are principally made to businesses and are generally secured by either owner-occupied, or non-owner occupied commercial real estate. A relatively small portion of this segment includes farm loans secured by farm land and buildings. As with commercial and industrial loans, repayment of owner-occupied commercial real estate loans is expected from the cash flows of the business and the segment would be impacted by the same risk factors as commercial and industrial loans. The non-owner occupied commercial real estate portion includes both residential and commercial construction loans, vacant land and real estate development loans, multi-family dwelling loans and commercial rental property loans. Repayment of construction loans is expected from permanent financing takeout; the Company generally requires a commitment or eligibility for the take-out financing prior to construction loan origination. Real estate development loans are generally repaid from the sale of the subject real property as the project progresses. Construction and development lending entail additional risks, including the project exceeding budget, not being constructed according to plans, not receiving permits, or the pre-leasing or occupancy rate not meeting expectations. Repayment of multi-family loans and commercial rental property loans is expected from the cash flow generated by rental payments received from the individuals or businesses occupying the real estate. Commercial real estate loans are impacted by factors such as competitive market forces, vacancy rates, cap rates, net operating incomes, lease renewals and overall economic demand. In addition, loans in the recreational and tourism sector can be affected by weather conditions, such as unseasonably low winter snowfalls. Commercial real estate lending also carries a higher degree of environmental risk than other real estate lending.

Residential Real Estate - 1st Lien – All loans in this segment are collateralized by first mortgages on 1 – 4 family owner-occupied residential real estate and repayment is dependent on the credit quality of the individual borrower. The overall health of the economy, including unemployment rates and housing prices, has an impact on the credit quality of this segment.

Residential Real Estate – Jr Lien – All loans in this segment are collateralized by junior lien mortgages on 1 – 4 family residential real estate and repayment is primarily dependent on the credit quality of the individual borrower. The overall health of the economy, including unemployment rates and housing prices, has an impact on the credit quality of this segment.

Consumer – Loans in this segment are made to individuals for consumer and household purposes. This segment includes both loans secured by automobiles and other consumer goods, as well as loans that are unsecured. This segment also includes overdrafts, which are extensions of credit made to both individuals and businesses to cover temporary shortages in their deposit accounts and are generally unsecured. The Company maintains policies restricting the size and length of these extensions of credit. The overall health of the economy, including unemployment rates, has an impact on the credit quality of this segment.

Specific component

The specific component of the allowance for loan losses relates to loans that are impaired. A specific allowance is established when a loan’s impaired basis is less than the carrying value of the loan. For all loan segments, except consumer loans, a loan is considered impaired when, based on current information and events, in management’s estimation it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Impaired loans are loan(s) to a borrower that in the aggregate are greater than $100,000 and that are in non-accrual status or are troubled debt restructurings (“TDR”). Factors considered by management in determining impairment include payment status, collateral value and probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant or temporary payment delays and payment shortfalls generally are not classified as impaired. Management evaluates the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length and frequency of the delay, the reasons for the delay, the borrower’s prior payment record and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan by loan basis, by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

Impaired loans also include troubled loans that are restructured. A TDR occurs when the Company, for economic or legal reasons related to the borrower’s financial difficulties, grants a concession to the borrower that would otherwise not be granted. TDRs may include the transfer of assets to the Company in partial satisfaction of a troubled loan, a modification of a loan’s terms, or a combination of the two.

Large groups of smaller balance homogeneous loans are collectively evaluated for impairment. Accordingly, the Company does not separately identify individual consumer loans for impairment evaluation, unless such loans are subject to a restructuring agreement.

Unallocated component

An unallocated component of the allowance for loan losses is maintained to cover uncertainties that could affect management’s estimate of probable losses. The unallocated component reflects management’s estimate of the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating specific and general losses in the portfolio.

Bank premises and equipment

Bank premises and equipment are stated at cost less accumulated depreciation. Depreciation is computed principally by the straight-line method over the estimated useful lives of the assets. The cost of assets sold or otherwise disposed of, and the related accumulated depreciation, are eliminated from the accounts and the resulting gains or losses are reflected in the consolidated statements of income. Maintenance and repairs are charged to current expense as incurred and the cost of major renewals and betterments is capitalized.

Other real estate owned

Real estate properties acquired through or in lieu of loan foreclosure or properties no longer used for bank operations are initially recorded at fair value less estimated selling cost at the date of acquisition, foreclosure or transfer. Such properties are carried at fair value, which is the market value less estimated cost of disposition, i.e. sales commissions and costs associated with the sale. Fair value is determined, as appropriate, either by obtaining a current appraisal or evaluation prepared by an independent, qualified appraiser, by obtaining a Market Value Analysis, and finally, if the Company has limited exposure and limited risk of loss, by the opinion of management as supported by an inspection of the property and its most recent tax valuation. Under recent and current market conditions, and periods of declining market values, the Company will generally obtain a new appraisal or evaluation. Any write-down based on the asset's fair value at the date of acquisition or institution of foreclosure is charged to the allowance for loan losses. After acquisition through or in lieu of foreclosure, these assets are carried at their new cost basis. Costs of significant property improvements are capitalized, whereas costs relating to holding the property are expensed as incurred. Appraisals by an independent, qualified appraiser are performed periodically on properties that management deems significant, or evaluations may be performed by management or a qualified third party on properties in the portfolio that are less vulnerable to market conditions. Subsequent write-downs are recorded as a charge to other expense. Gains or losses on the sale of such properties are included in income when the properties are sold.

Intangible assets

Intangible assets include the excess of the purchase price over the fair value of net assets acquired (goodwill) in the 2007 acquisition of LyndonBank, as well as a core deposit intangible related to the deposits acquired from LyndonBank (see Note 6). The core deposit intangible is amortized on an accelerated basis over 10 years to approximate the pattern of economic benefit to the Company. The Company evaluates the valuation and amortization of the core deposit intangible asset if events occur that could result in possible impairment. Goodwill is reviewed for impairment annually, or more frequently as events or circumstances warrant.

Income taxes

The Company recognizes income taxes under the asset and liability method. Under this method, deferred tax assets and liabilities are established for the temporary differences between the accounting bases and the tax bases of the Company's assets and liabilities at enacted tax rates expected to be in effect when the amounts related to such temporary differences are realized or settled. Adjustments to the Company's deferred tax assets are recognized as deferred income tax expense or benefit based on management's judgments relating to the realizability of such asset.

Mortgage servicing

Servicing assets are recognized as separate assets when rights are acquired through purchase or retained upon the sale of loans. Capitalized servicing rights are reported in other assets and are amortized into non-interest income in proportion to, and over the period of, the estimated future net servicing income of the underlying loans. Servicing rights are periodically evaluated for impairment, based upon the estimated fair value of the rights as compared to amortized cost. Impairment is determined by stratifying the rights by predominant characteristics, such as interest rates and terms. Fair value is determined using prices for similar assets with similar characteristics, when available, or based upon discounted cash flows using market-based assumptions. Impairment is recognized through a valuation allowance and is recorded as amortization of other assets, to the extent that estimated fair value is less than the capitalized amount. Subsequent improvement, if any, in the estimated fair value of impaired mortgage servicing rights is reflected in a positive valuation adjustment and is recognized in other income up to (but not in excess of) the amount of the prior impairment.

Pension costs

Pension costs are charged to salaries and employee benefits expense and accrued over the active service period.

Advertising costs

The Company expenses advertising costs as incurred.

Comprehensive income

Accounting principles generally require recognized revenue, expenses, gains and losses to be included in net income. Certain changes in assets and liabilities, such as the after-tax effect of unrealized gains and losses on available-for-sale securities, are not reflected in the statement of income, but the cumulative effect of such items from period-to-period is reflected as a separate component of the shareholders’ equity section of the balance sheet (accumulated other comprehensive income or loss). Other comprehensive income or loss, along with net income, comprises the Company's total comprehensive income.

Preferred stock

The Company issued 25 shares of fixed-to-floating rate non-cumulative perpetual preferred stock, without par value and with a liquidation preference of $100,000 per share, on December 27, 2007. Under the terms of the preferred stock, the Company pays non-cumulative cash dividends quarterly, when, as and if declared by the Board of Directors. Dividends are payable at a fixed rate of 7.50% per annum for the first five years, and thereafter at a variable dividend rate at the Wall Street Journal Prime Rate in effect on the first business day of each quarterly dividend period. The first dividend using the variable rate calculation is payable on March 31, 2013 with a variable rate of 3.25%.

Earnings per common share

Earnings per common share amounts are computed based on the weighted average number of shares of common stock issued during the period, including Dividend Reinvestment Plan (“DRIP”) shares issuable upon reinvestment of dividends (retroactively adjusted for any stock dividends declared) and reduced for shares held in treasury.

The following table illustrates the calculation for the years ended December 31, as adjusted for the cash dividend declared on the preferred stock:

	2012	2011

Net income, as reported	$4,400,690	$3,583,546
Less: dividends to preferred shareholders	187,500	187,500
Net income available to common shareholders	$4,213,190	$3,396,046
Weighted average number of common shares used in calculating earnings per share
	4,769,645	4,674,806
Earnings per common share	$0.88	$0.73

Off-balance-sheet financial instruments

In the ordinary course of business, the Company is a party to off-balance-sheet financial instruments consisting of commitments to extend credit, commercial and municipal letters of credit, standby letters of credit, and risk-sharing commitments on residential mortgage loans sold through the FHLBB’s Mortgage Partnership Finance (“MPF”) program. Such financial instruments are recorded in the consolidated financial statements when they are funded.

Transfers of financial assets

Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Reclassification

Certain amounts in the 2011 financial statements have been reclassified to conform to the current year presentation.

Impact of recently issued accounting standards

In April 2011, the FASB issued Accounting Standards Update (“ASU”) 2011-03, “Reconsideration of Effective Control for Repurchase Agreements,” amending the criteria under ASC Topic 860 for determining whether the transferor under a repurchase agreement involving a financial asset has retained effective control over the financial asset and therefore must account for the transaction as a secured borrowing rather than a sale. The guidance removes from the effective control criteria the consideration of whether the transferor has the ability to repurchase or redeem the financial asset on substantially the agreed terms. The guidance is applied prospectively and is effective for new transactions and for existing transactions that are modified as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Adoption of ASU 2011-03 did not have a material impact on the Company’s consolidated financial statements.

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in United States Generally Accepted Accounting Principles (US GAAP) and IFRS,” amending ASC Topic 820. Although ASU 2011-04 deals primarily with development of a single fair value framework for US GAAP and International Financial Reporting Standards, the ASU also contains additional guidance on fair value measurements. Among other things, ASU 2011-04: clarifies how a principal market is determined; addresses the fair value measurement or counterparty credit risks and the concept of valuation premise and highest and best use of nonfinancial assets; prescribes a model for measuring the fair value of an instrument classified in shareholders’ equity; limits the use of premiums or discounts based on the size of a holding; and requires certain new disclosures, including disclosures of all transfers between Levels 1 and 2 of the fair value hierarchy, whether or not significant, and additional disclosures regarding unobservable inputs and valuation processes for Level 3 measurements. The guidance in ASU 2011-04 is to be applied prospectively, and is effective for interim and annual periods beginning on or after December 15, 2011. Adoption of this ASU did not have a material impact on the Company’s consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, “Presentation of Comprehensive Income,” amending Topic 220. The ASU provides that an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The Company has chosen the latter option. This ASU eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders’ equity. The ASU does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income, nor does it require any transition disclosures. The amendments in this ASU are applied retrospectively, and are effective for fiscal years and interim periods beginning after December 15, 2011. In December 2011, the FASB issued ASU No. 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05”, which defers the effective date of a requirement in ASU 2011-05 related to reclassifications of items out of accumulated other comprehensive income. The deferral of the effective date was made to allow the FASB time to consider whether to require presentation on the face of the financial statements of the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. Adoption of this ASU did not have a material impact on the Company’s consolidated financial statements.

In September 2011, the FASB issued ASU 2011-08, “Testing Goodwill for Impairment,” amending Topic 350. The guidance changes the manner of testing of goodwill for impairment by providing an entity with the option of first assessing qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not (more than 50%) that the fair value of a reporting unit is less than its carrying amount. Such qualitative factors may include the following: macroeconomic conditions; industry and market considerations; cost factors; overall financial performance; and other relevant entity-specific events. If an entity elects to perform a qualitative assessment and determines that an impairment is more likely than not, the entity is then required to perform the existing two-step quantitative impairment test; otherwise, no further analysis is required. An entity also may elect not to perform the qualitative assessment and instead go directly to the two-step quantitative impairment test. These changes are effective for fiscal years beginning on or after December 15, 2011. Adoption of this ASU did not have a material impact on the Company’s consolidated financial statements.

In December 2011, the FASB issued ASU 2011-11, “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities,” amending Topic 210. The amendments require an entity to disclose both gross and net information about both instruments and transactions that are eligible for offset on the balance sheet and instruments and transactions that are subject to an agreement similar to a master netting arrangement. This guidance is effective for annual periods beginning on or after January 1, 2013 and interim periods within those annual periods, with retrospective disclosure for all comparative periods presented. The Company is evaluating the impact of ASU 2011-11 but does not expect that adoption of the ASU will have a material impact on the Company’s consolidated financial statements.

In July 2012, the FASB issued ASU 2012-02, “Intangibles-Goodwill and Other (Topic 35): Testing Indefinite-Lived Intangible Assets for Impairment,” amending Topic 350. The guidance allows entities to first perform an optional qualitative assessment to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired in order to determine whether the asset should be further evaluated under quantitative impairment testing. The guidance does not revise the requirement that indefinite-lived intangible assets be tested for impairment at least annually, or more frequently if circumstances warrant, although it does revise the examples of events and circumstances that an entity should consider during interim periods. The ASU is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, although early adoption is permitted. The Company is evaluating the impact of ASU 2012-02 but does not expect its adoption will have a material impact on the Company’s consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, “Comprehensive Income (Topic 220): Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income.” This ASU improves the reporting of reclassifications out of accumulated other comprehensive income. The amendments in the ASU seek to attain that objective by requiring an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under US GAAP to be reclassified in its entirety to net income. For other amounts that are not required under US GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under US GAAP that provide additional detail about those amounts. This guidance is effective for reporting periods beginning after December 15, 2012, with early adoption permitted. Other than matters of presentation, the Company believes the adoption of this new guidance will not have a material effect on the Company’s consolidated financial statements.